Concentrations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Concentration Risk [Line Items]
Total revenue	$ 2,814,239	$ 2,518,137	$ 4,487,924	$ 4,805,608
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	765,675	567,970
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	$ 577,153	$ 396,567